Note 16 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 16 - EMPLOYEE BENEFIT PLANS

The Company maintains a 401(k) Plan for the benefit of all eligible employees.  Upon ongoing approval of the Board of Directors, the Company matches 100 percent of employee contributions up to the first three percent of compensation, plus 50 percent of employee contributions on the next two percent of compensation, subject to certain adjustments and limitations.  The Company may also make an elective three percent contribution to the Plan accounts of all eligible employees.  Contributions made to the Plan in 2012 and 2011 amounted to $107,000 and $134,000, respectively.

The Company entered into a Supplemental Executive Retirement Plan (SERP) during 2008 with its Chief Executive Officer.  The Company accrued deferred compensation expense of $192,000 and $175,000 in 2012 and 2011, respectively, in relation to this plan.  The accrued liability for the SERP at December 31, 2012 and 2011 totaled $1,428,000 and $1,236,000, respectively.